Commitments and Contingencies		1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Commitments and Contingencies

Note 5. Commitments and Contingencies

Business Combination Agreement

On June 23, 2025 (the “Effective Date”), Columbus Circle Capital Corp I, a Cayman Islands exempted company (“CCCM”), the Company, Crius SPAC Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“SPAC Merger Sub”), Crius Merger Sub, LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company (“Company Merger Sub”), ProCap BTC, LLC, a Delaware limited liability company (“ProCap BTC”) and Inflection Points Inc d/b/a Professional Capital Management, a Delaware corporation (the “Seller”), entered into a business combination agreement (the “Business Combination Agreement” and, together with the Convertible Note Financing (as defined below), the Preferred Equity Investment (as defined below) and other transactions contemplated by the Business Combination Agreement, the “Proposed Transactions”).

Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, (i) at least one business day prior to the closing (the “Closing”) of the Proposed Transactions, CCCM will de-register from the Register of Companies in the Cayman Islands by way of continuation and re-register in the State of Delaware so as to become a Delaware corporation (the “Conversion”), and (ii) upon the Closing, (x) SPAC Merger Sub will merge with and into CCCM, with CCCM continuing as the surviving entity (the “SPAC Merger”), and each outstanding security of CCCM immediately prior to the effective time of the SPAC Merger shall automatically be cancelled in exchange for the right to receive substantially equivalent securities of the Company, and (y) Company Merger Sub will merge with and into ProCap BTC, with ProCap BTC continuing as the surviving entity (the “Company Merger”, and together with SPAC Merger, the “Mergers”), and with the members of ProCap BTC (the “ProCap Holders”) receiving, in exchange for their membership interests in ProCap BTC, shares of common stock, par value $0.001 per share, of the Company (“Pubco Stock”), including certain adjustment shares of Pubco Stock as described below. As a result of the Business

PROCAP FINANCIAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD FROM JUNE 17, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 5. Commitments and Contingencies (cont.)

Combination, CCCM and ProCap BTC will become wholly-owned subsidiaries of the Company, and the Company will become a publicly traded company, all in accordance with applicable law and upon the terms and subject to the conditions set forth in the Business Combination Agreement.

As consideration for the Company Merger, Seller, the holder of all of the common units of ProCap BTC (the “Common Units”), will receive a number of shares of Pubco Stock equal to: (i) 10,000,000, plus (ii) fifteen percent (15%) of the Adjustment Shares (as defined below) (such shares, the “Common Merger Consideration Shares”).

As consideration for the Company Merger, holders of the preferred units (the “Preferred Units”) of ProCap BTC (the “Preferred Unit Holders”) will receive an aggregate number of shares of Pubco Stock equal to: (i) the product of (A) the number of Preferred Units outstanding immediately prior to the Company Merger multiplied by (B) 1.25 plus (ii) eighty five percent (85%) of the Adjustment Shares (the “Preferred Merger Consideration Shares” and together with the Common Merger Consideration Shares, the “Merger Consideration Shares”). Each Preferred Unit Holder shall receive its pro rata share of the Preferred Merger Consideration Shares, based on the number of Preferred Units owned by such Preferred Unit Holder immediately prior to the Closing.

The “Adjustment Shares” refer to a number of shares of Pubco Stock equal to (i) the product of (A) (I) the quotient obtained by dividing (x) the price of one Bitcoin as determined by the average of the CME CF Bitcoin Reference Rate — New York Variant (the “Reference Rate”) for the ten (10)-day period ending on the third (3rd) business day prior to the Closing Date (the “Closing Bitcoin Price”), subject to a maximum price of $200,000 by (y) the time weighted average price for the period of time during which the Purchased Bitcoin (as defined below) was acquired (the “Signing Bitcoin Price”) (II) minus 1, multiplied by (B) $516.5 million, divided by (ii) $10.00.

ProCap BTC agreed to purchase bitcoin using the gross proceeds of the Preferred Equity Investment within fifteen (15) days following the Effective Date (the “Purchased Bitcoin”), and such Purchased Bitcoin shall be placed into a custody account in accordance with a custody agreement by and between ProCap BTC and Anchorage Digital Bank, N.A., as custodian.

Sponsor Support Agreement

Contemporaneously with the execution of the Business Combination Agreement, CCCM entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”) with the Columbus Circle I Sponsor Corp LLC, a Delaware limited liability company (the “Sponsor”) and the Company, pursuant to which, among other things, the Sponsor agreed to (i) vote its Class A ordinary shares and Class B ordinary shares of CCCM (collectively, the “Ordinary Shares”) in favor of the Proposed Transactions and each of the CCCM Shareholder Approval Matters; (ii) vote its Ordinary Shares against any alternative transactions; (iii) vote against any merger, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by CCCM (other than the Proposed Transactions); and (iv) comply with the restrictions imposed by the Insider Letter (as defined below), including the restrictions on transfer and redeeming CCCM Ordinary Shares in connection with the Proposed Transactions.

Further, pursuant to that certain Sponsor Support Agreement, the parties agreed that at the Closing, they would enter into an amendment to the letter agreement, dated as of May 15, 2025 (the “Insider Letter”) by and among the Sponsor, CCCM, and CCCM’s directors and officers, in order to add the Company as a party.

The Sponsor Support Agreement and certain of its provisions will terminate and be of no further force or effect upon the earlier to occur of the Closing or the termination of the Business Combination Agreement pursuant to its terms.

Lock-up Agreement

In connection with the execution and delivery of the Business Combination Agreement, Seller entered into a Lock-Up Agreement (the “Lock-Up Agreement”) with the Company, pursuant to which Seller agreed that the Merger Consideration Shares received by Seller will be locked-up and subject to transfer restrictions, as described below,

PROCAP FINANCIAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD FROM JUNE 17, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 5. Commitments and Contingencies (cont.)

subject to certain exceptions. The securities held by Seller will be locked up until the earlier of (i) six (6) months after the date of the Closing and (ii) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization or other similar transaction after the Closing which results in all of CCCM shareholders having the right to exchange their shares of Pubco Stock for cash, securities or other property.

Non-Competition Agreement

Contemporaneously with the execution and delivery of the Business Combination Agreement, the Company, CCCM, ProCap BTC and Mr. Anthony Pompliano entered into a Non-Competition and Non-Solicitation Agreement, pursuant to which, until the earlier of (i) the date that is eighteen (18) months following the Closing Date and (ii) the date that is six (6) months after such date as Mr. Pompliano ceases to be a Control Person of ProCap BTC or the Company, Mr. Pompliano will not, directly or indirectly, become a Control Person of a public company with a primary portion of its business comprised of pursuing a bitcoin treasury strategy program. For purposes of the Non-Competition Agreement, “Control Person” shall mean (x) the chairman of a board of directors, chief executive officer or president, or (y) the owner of such equity interests or right to acquire equity interests of a Person which entitles the holder thereof to the ability to manage or control such Person.

Services Agreement

In connection with the execution and delivery of the Business Combination Agreement, Seller and ProCap BTC entered into an Investment Consulting and Marketing Services Agreement (the “Services Agreement”). Pursuant to the Services Agreement, Seller agreed to provide certain services to the Company. The services shall be provided pursuant to statements of work. The Services Agreement has a term of four (4) years following the Effective Date and will automatically renew for a subsequent one (1) year term, unless either party gives the other party at least sixty (60) days’ prior written notice of non-renewal or otherwise terminates the Services Agreement or any statement of work as set forth therein. In consideration of the Work performed, upon execution of this Agreement, Service Provider shall receive an aggregate of 10,000,000 Common Units of ProCap BTC. Payment for all or part of the Work shall not constitute acceptance. Service Provider may not increase the mutually agreed fee or rate without ProCap BTC’s prior written approval.

Preferred Equity Subscription Agreement

In connection with the execution of the Business Combination Agreement, certain “qualified investors” (defined to include “qualified institutional buyers” (“QIBS”), as defined in Rule 144A of the Securities Act, and institutional “accredited investors”, as defined in Rule 501 of Regulation D) (the “Preferred Equity Investors”) each entered into a Preferred Equity Subscription Agreement (collectively, the “Preferred Equity Subscription Agreements”) with CCCM, the Company and ProCap BTC, pursuant to which the Preferred Equity Investors subscribed to purchase an aggregate of 51,650,000 non-voting preferred units of ProCap BTC (“Preferred Units”), at a purchase price of $10.00 per unit in a private placement, for an aggregate amount of $516.5 million of such Preferred Units (the “Preferred Equity Investment,”). The purchase price for the Preferred Units was paid in cash. Additionally, each Preferred Equity Subscriber executed a joinder agreement to that certain Limited Liability Company Operating Agreement of ProCap BTC, dated as of June 22, 2025, by and among ProCap BTC and the members identified therein (the “LLC Agreement”), pursuant to which each Preferred Equity Subscriber accepted the rights, duties and obligations set forth in the LLC Agreement and became a preferred member of ProCap BTC.

As described above, all of the proceeds from the Preferred Equity Investment will be used by ProCap BTC to the Purchased Bitcoin, which Purchased Bitcoin will be held in a custodial account until the Closing, upon which it will be contributed to ProCap Financial. If the Closing does not occur, the Preferred Equity Investors will have the right to receive their respective pro rata portion of the Purchased Bitcoin, or may elect to liquidate their pro rata portion of the Purchased Bitcoin for cash.

PROCAP FINANCIAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD FROM JUNE 17, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 5. Commitments and Contingencies (cont.)

Pursuant to the Preferred Equity Subscription Agreements, ProCap BTC agreed to use commercially reasonable efforts to cause the Company to register the Pubco Stock into which the Preferred Units will be converted pursuant to the Business Combination Agreement upon the Closing, on the Registration Statement. To the extent that any such shares of Pubco Stock are unable to be included in the Registration Statement, the Company agreed to certain customary resale registration rights, including that, within 45 calendar days after the Closing, the Company will file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of such Pubco Common Stock (the “Resale Registration Statement”), and the Company shall use its commercially reasonable efforts to have the Resale Registration Statement declared effective as soon as practicable after the filing thereof, but no later than 60 calendar days after the Closing, which may be extended an additional 30 calendar days upon certain circumstances.

Convertible Notes Subscription Agreement

In connection with the execution of the Business Combination Agreement, certain qualified investors (the “Convertible Note Investors”) each entered into a subscription agreement (collectively, the “Convertible Note Subscription Agreements”) with the ProCap BTC, the Company and CCCM pursuant to which, upon the Closing (the “Issuance Date”), the Convertible Note Investors agreed to purchase convertible notes issued by the Company (“Convertible Notes”), in an aggregate principal amount of $235 million, for an aggregate purchase price equal to 97% of the aggregate principal amount of the Convertible Notes (the “Convertible Note Financing”). The Convertible Note Financing will be funded and contingent upon the Closing.

The Convertible Notes will have a 130% conversion rate, zero interest rate, maturity of up to 36 months, and will be two (2) times collateralized by cash, cash equivalents and certain bitcoin assets. U.S. Bank National Trust, N.A. will serve as collateral agent and trustee with regard to the Convertible Notes and associated indenture and security arrangements. Proceeds from the Convertible Note Financing are expected to be utilized by the Company for purposes of acquiring additional bitcoin and for working capital purposes. Prior to the Closing, the parties intend to take actions necessary for the Convertible Notes to have an associated 144A CUSIP number to facilitate the possibility of future post-Closing trading amongst QIBS; however, the Convertible Notes are not expected to otherwise be registered or tradeable.

In addition, the Company and CCCM shall have the option to increase the number of Convertible Notes available (such notes, the “Upsize Notes”) for purchase after the date set forth in the Convertible Note Subscription Agreement (the “Upsize Option”). The Company and CCCM may elect to exercise the Upsize Option one time prior to the Closing. In the event that the Company and CCCM exercise the Upsize Option, each Convertible Note Investor shall have a right of first refusal to purchase its pro rata portion. Each Convertible Note Investor’s pro rata portion will be calculated based on the Convertible Note Investor’s subscription amount relative to the aggregate subscription amount of all of the initial Convertible Note Investors who subscribed upon the Effective Date, on the same terms and conditions as those offered in the Convertible Notes Subscription Agreement.

Note 5. Commitments and Contingencies

Business Combination Agreement

On June 23, 2025 (the “Effective Date”), Columbus Circle Capital Corp I, a Cayman Islands exempted company (“CCCM”), the Company, Crius SPAC Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“SPAC Merger Sub”), Crius Merger Sub, LLC, a Delaware limited liability company and a wholly owned subsidiary of the Company (“Company Merger Sub”), ProCap BTC, LLC, a Delaware limited liability company (“ProCap BTC”) and Inflection Points Inc d/b/a Professional Capital Management, a Delaware corporation (the “Seller”), entered into a business combination agreement (the “Business Combination Agreement” and, together with the Convertible Note Financing (as defined below), the Preferred Equity Investment (as defined below) and other transactions contemplated by the Business Combination Agreement, the “Proposed Transactions”).

Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, (i) at least one business day prior to the closing (the “Closing”) of the Proposed Transactions, CCCM will de-register from the Register of Companies in the Cayman Islands by way of continuation and re-register in the State of Delaware so as to become a Delaware corporation (the “Conversion”), and (ii) upon the Closing, (x) SPAC Merger Sub will merge with and into CCCM, with CCCM continuing as the surviving entity (the “SPAC Merger”), and each outstanding security of CCCM immediately prior to the effective time of the SPAC Merger shall automatically be cancelled in exchange for the right to receive substantially equivalent securities of the Company, and (y) Company Merger Sub will merge with and into ProCap BTC, with ProCap BTC continuing as the surviving entity (the “Company Merger”, and together with SPAC Merger, the “Mergers”), and with the members of ProCap BTC (the “ProCap Holders”) receiving, in exchange for their membership interests in ProCap BTC, shares of common stock, par value $0.001 per share, of the Company (“Pubco Stock”), including certain adjustment shares of Pubco Stock as described below. As a result of the Business

Combination, CCCM and ProCap BTC will become wholly-owned subsidiaries of the Company, and the Company will become a publicly traded company, all in accordance with applicable law and upon the terms and subject to the conditions set forth in the Business Combination Agreement. Pursuant to the Business Combination Agreement, the Company issued 85,166,604 shares of Pubco Stock and 12,852,478 Pubco Warrants.

As consideration for the Company Merger, Seller, the holder of all of the common units of ProCap BTC (the “Common Units”), will receive a number of shares of Pubco Stock equal to: (i) 10,000,000, plus (ii) fifteen percent (15%) of the Adjustment Shares (as defined below) (such shares, the “Common Merger Consideration Shares”).

As consideration for the Company Merger, holders of the preferred units (the “Preferred Units”) of ProCap BTC (the “Preferred Unit Holders”) will receive an aggregate number of shares of Pubco Stock equal to: (i) the product of (A) the number of Preferred Units outstanding immediately prior to the Company Merger multiplied by (B) 1.25 plus (ii) eighty five percent (85%) of the Adjustment Shares (the “Preferred Merger Consideration Shares” and together with the Common Merger Consideration Shares, the “Merger Consideration Shares”). Each Preferred Unit Holder shall receive its pro rata share of the Preferred Merger Consideration Shares, based on the number of Preferred Units owned by such Preferred Unit Holder immediately prior to the Closing.

The “Adjustment Shares” refer to a number of shares of Pubco Stock equal to (i) the product of (A) (I) the quotient obtained by dividing (x) the price of one Bitcoin as determined by the average of the CME CF Bitcoin Reference Rate - New York Variant (the “Reference Rate”) for the ten (10)-day period ending on the third (3rd) business day prior to the Closing Date (the “Closing Bitcoin Price”), subject to a maximum price of $200,000 by (y) the time weighted average price for the period of time during which the Purchased Bitcoin (as defined below) was acquired (the “Signing Bitcoin Price”) (II) minus 1, multiplied by (B) $516.5 million, divided by (ii) $10.00.

ProCap BTC agreed to purchase bitcoin using the gross proceeds of the Preferred Equity Investment within fifteen (15) days following the Effective Date (the “Purchased Bitcoin”), and such Purchased Bitcoin shall be placed into a custody account in accordance with a custody agreement by and between ProCap BTC and Anchorage Digital Bank, N.A., as custodian.

Sponsor Support Agreement

Contemporaneously with the execution of the Business Combination Agreement, CCCM entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”) with the Columbus Circle I Sponsor Corp LLC, a Delaware limited liability company (the “Sponsor”) and the Company, pursuant to which, among other things, the Sponsor agreed to (i) vote its Class A ordinary shares and Class B ordinary shares of CCCM (collectively, the “Ordinary Shares”) in favor of the Proposed Transactions and each of the CCCM Shareholder Approval Matters; (ii) vote its Ordinary Shares against any alternative transactions; (iii) vote against any merger, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by CCCM (other than the Proposed Transactions); and (iv) comply with the restrictions imposed by the Insider Letter (as defined below), including the restrictions on transfer and redeeming CCCM Ordinary Shares in connection with the Proposed Transactions.

Further, pursuant to that certain Sponsor Support Agreement, the parties agreed that at the Closing, they would enter into an amendment to the letter agreement, dated as of May 15, 2025 (the “Insider Letter”) by and among the Sponsor, CCCM, and CCCM’s directors and officers, in order to add the Company as a party.

The Sponsor Support Agreement and certain of its provisions will terminate and be of no further force or effect upon the earlier to occur of the Closing or the termination of the Business Combination Agreement pursuant to its terms.

Lock-up Agreement

In connection with the execution and delivery of the Business Combination Agreement, Seller entered into a Lock-Up Agreement (the “Lock-Up Agreement”) with the Company, pursuant to which Seller agreed that the Merger Consideration Shares received by Seller will be locked-up and subject to transfer restrictions, as described below, subject to certain exceptions. The securities held by Seller will be locked up until the earlier of (i) six (6) months after the date of the Closing and (ii) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization or other similar transaction after the Closing which results in all of CCCM shareholders having the right to exchange their shares of Pubco Stock for cash, securities or other property.

Non-Competition Agreement

Contemporaneously with the execution and delivery of the Business Combination Agreement, the Company, CCCM, ProCap BTC and Mr. Anthony Pompliano entered into a Non-Competition and Non-Solicitation Agreement, pursuant to which, until the earlier of (i) the date that is eighteen (18) months following the Closing Date and (ii) the date that is six (6) months after such date as Mr. Pompliano ceases to be a Control Person of ProCap BTC or the Company, Mr. Pompliano will not, directly or indirectly, become a Control Person of a public company with a primary portion of its business comprised of pursuing a bitcoin treasury strategy program. For purposes of the Non-Competition Agreement, “Control Person” shall mean (x) the chairman of a board of directors, chief executive officer or president, or (y) the owner of such equity interests or right to acquire equity interests of a Person which entitles the holder thereof to the ability to manage or control such Person.

Services Agreement

In connection with the execution and delivery of the Business Combination Agreement, Seller and ProCap BTC entered into an Investment Consulting and Marketing Services Agreement (the “Services Agreement”). Pursuant to the Services Agreement, Seller agreed to provide certain services to the Company. The services shall be provided pursuant to statements of work. The Services Agreement has a term of four (4) years following the Effective Date and will automatically renew for a subsequent one (1) year term, unless either party gives the other party at least sixty (60) days’ prior written notice of non-renewal or otherwise terminates the Services Agreement or any statement of work as set forth therein. In consideration of the Work performed, upon execution of this Agreement, Service Provider shall receive an aggregate of 10,000,000 Common Units of ProCap BTC. Payment for all or part of the Work shall not constitute acceptance. Service Provider may not increase the mutually agreed fee or rate without ProCap BTC’s prior written approval.

Preferred Equity Subscription Agreement

In connection with the execution of the Business Combination Agreement, certain “qualified investors” (defined to include “qualified institutional buyers” (“QIBS”), as defined in Rule 144A of the Securities Act, and institutional “accredited investors”, as defined in Rule 501 of Regulation D) (the “Preferred Equity Investors”) each entered into a Preferred Equity Subscription Agreement (collectively, the “Preferred Equity Subscription Agreements”) with CCCM, the Company and ProCap BTC, pursuant to which the Preferred Equity Investors subscribed to purchase an aggregate of 51,650,000 non-voting preferred units of ProCap BTC (“Preferred Units”), at a purchase price of $10.00 per unit in a private placement, for an aggregate amount of $516.5 million of such Preferred Units (the “Preferred Equity Investment,”). The purchase price for the Preferred Units was paid in cash. Additionally, each Preferred Equity Subscriber executed a joinder agreement to that certain Limited Liability Company Operating Agreement of ProCap BTC, dated as of June 22, 2025, by and among ProCap BTC and the members identified therein (the “LLC Agreement”), pursuant to which each Preferred Equity Subscriber accepted the rights, duties and obligations set forth in the LLC Agreement and became a preferred member of ProCap BTC.

As described above, all of the proceeds from the Preferred Equity Investment will be used by ProCap BTC to the Purchased Bitcoin, which Purchased Bitcoin will be held in a custodial account until the Closing, upon which it will be contributed to ProCap Financial. If the Closing does not occur, the Preferred Equity Investors will have the right to receive their respective pro rata portion of the Purchased Bitcoin, or may elect to liquidate their pro rata portion of the Purchased Bitcoin for cash.

Pursuant to the Preferred Equity Subscription Agreements, ProCap BTC agreed to use commercially reasonable efforts to cause the Company to register the Pubco Stock into which the Preferred Units will be converted pursuant to the Business Combination Agreement upon the Closing, on the Registration Statement. To the extent that any such shares of Pubco Stock are unable to be included in the Registration Statement, the Company agreed to certain customary resale registration rights, including that, within 45 calendar days after the Closing, the Company will file with the SEC (at the Company’s sole cost and expense) a registration statement registering the resale of such Pubco Common Stock (the “Resale Registration Statement”), and the Company shall use its commercially reasonable efforts to have the Resale Registration Statement declared effective as soon as practicable after the filing thereof, but no later than 60 calendar days after the Closing, which may be extended an additional 30 calendar days upon certain circumstances.

Convertible Notes Subscription Agreement

In connection with the execution of the Business Combination Agreement, certain qualified investors (the “Convertible Note Investors”) each entered into a subscription agreement (collectively, the “Convertible Note Subscription Agreements”) with the ProCap BTC, the Company and CCCM pursuant to which, upon the Closing (the “Issuance Date”), the Convertible Note Investors agreed to purchase convertible notes issued by the Company (“Convertible Notes”), in an aggregate principal amount of $235 million, for an aggregate purchase price equal to 97% of the aggregate principal amount of the Convertible Notes (the “Convertible Note Financing”). The Convertible Note Financing has been funded upon the Closing (see Note 8).

The Convertible Notes will have a 130% conversion rate, zero interest rate, maturity of up to 36 months, and will be two (2) times collateralized by cash, cash equivalents and certain bitcoin assets. U.S. Bank National Trust, N.A. will serve as collateral agent and trustee with regard to the Convertible Notes and associated indenture and security arrangements. Proceeds from the Convertible Note Financing are expected to be utilized by the Company for purposes of acquiring additional bitcoin and for working capital purposes. Prior to the Closing, the parties intend to take actions necessary for the Convertible Notes to have an associated 144A CUSIP number to facilitate the possibility of future post-Closing trading amongst QIBS; however, the Convertible Notes are not expected to otherwise be registered or tradeable.

In addition, the Company and CCCM shall have the option to increase the number of Convertible Notes available (such notes, the “Upsize Notes”) for purchase after the date set forth in the Convertible Note Subscription Agreement (the “Upsize Option”). The Company and CCCM may elect to exercise the Upsize Option one time prior to the Closing. In the event that the Company and CCCM exercise the Upsize Option, each Convertible Note Investor shall have a right of first refusal to purchase its pro rata portion. Each Convertible Note Investor’s pro rata portion will be calculated based on the Convertible Note Investor’s subscription amount relative to the aggregate subscription amount of all of the initial Convertible Note Investors who subscribed upon the Effective Date, on the same terms and conditions as those offered in the Convertible Notes Subscription Agreement.

COLUMBUS CIRCLE CAPITAL CORP I [Member]
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the Israel-Hamas conflict. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication (SWIFT) payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the Israel-Hamas conflict and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Columbus Circle Capital Corp I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024

Note 6 — Commitments and Contingencies (cont.)

Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of the Israel-Hamas conflict and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial business combination and any target business with which the Company may ultimately consummate an initial business combination.

Registration Rights

The holders of Founder Shares, Private Placement Units (and their underlying securities) and Units that may be issued upon conversion of working capital loans (and their underlying securities), if any, and any Class A ordinary shares issuable upon conversion of the founder shares and any Class A ordinary shares held by the initial shareholders at the completion of the Proposed Offering or acquired prior to or in connection with the initial Business Combination, will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the registration statement for the Proposed Offering. These holders will be entitled to make up to three demands and have piggyback registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements. CCM and Clear Street may only make a demand on one occasion and only during the five-year period beginning on the effective date of the Proposed Public Offering. In addition, CCM and Clear Street may participate in a piggyback registration only during the seven-year period beginning on the effective date of the Proposed Public Offering.

Underwriters’ Agreement

The underwriters have a 45-day option from the date of the Proposed Public Offering to purchase up to an additional 3,000,000 units to cover over-allotments, if any.

The underwriters will be entitled to a cash underwriting discount of 2.00% of the gross proceeds of the Proposed Public Offering, or $4,000,000 (including if the underwriters’ over-allotment is exercised in full), payable upon the closing of the Proposed Public Offering.

Business Combination Marketing Agreement

Additionally, the Company will engage CCM and Clear Street as advisors in connection with the Business Combination to assist in holding meetings with shareholders to discuss potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing securities and assist the Company with press releases and public filings in connection with the Business Combination. The Company will pay CCM and Clear Street a cash fee for such services upon the consummation of the initial Business Combination in an amount equal to 4.0% of the gross proceeds of the Proposed Public Offering (or $8,000,000 in the aggregate), and 6.0% on the gross proceeds of the overallotment (or $9,800,000 in the aggregate). As a result, CCM and Clear Street will not be entitled to such fee unless the Company consummates its initial Business Combination.

Columbus Circle Capital Corp I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2024

Note 6 - Commitments and Contingencies

Risks and Uncertainties

The Company’s ability to complete an initial Business Combination may be adversely affected by various factors, many of which are beyond the Company’s control. The Company’s ability to consummate an initial Business Combination could be impacted by, among other things, changes in laws or regulations, downturns in the financial markets or in economic conditions, inflation, fluctuations in interest rates, increases in tariffs, supply chain disruptions, declines in consumer confidence and spending, public health considerations, and geopolitical instability, such as the military conflicts in Ukraine and the Middle East. The Company cannot at this time predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s ability to complete an initial Business Combination.

Registration Rights Agreement

The holders of Founder Shares, Private Placement Units (and their underlying securities) and Units that may be issued upon conversion of working capital loans (and their underlying securities), if any, and any Class A ordinary shares issuable upon conversion of the Founder Shares and any Class A ordinary shares held by the initial shareholders at the completion of the Initial Public Offering or acquired prior to or in connection with the initial Business Combination, are entitled to registration rights pursuant to the Registration Rights Agreement, dated May 15, 2025, by and between the Company and certain security holders (the “Registration Rights Agreement”). These holders are entitled to make up to three demands and have piggyback registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements. CCM and Clear Street may only make a demand on one occasion and only during the five-year period beginning on the effective date of the Initial Public Offering. In addition, CCM and Clear Street may participate in a piggyback registration only during the seven-year period beginning on the effective date of the Initial Public Offering.

Underwriting Agreement

The underwriters had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 3,300,000 units to cover over-allotments, if any. On May 19, 2025, the underwriters partially exercised their over-allotment option, purchasing 3,000,000 Units and forfeiting the remaining unexercised balance of 300,000 Units.

The underwriters were entitled to a cash underwriting discount of 2.00% of the gross proceeds of the Initial Public Offering, or $4,400,000, which was paid upon the closing of the Initial Public Offering.

Business Combination Marketing Agreement

Additionally, the Company engaged CCM and Clear Street as advisors in connection with the Business Combination to assist in holding meetings with shareholders to discuss potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing securities and assist the Company with press releases and public filings in connection with the Business Combination. The Company will pay CCM and Clear Street a cash fee for such services in the aggregate amount of up to $10,600,000 upon the consummation of the initial Business Combination. The amount of the fee payable to the underwriters will be based on the amount of funds remaining in the Trust Account after redemptions of the Public Shares As a result, CCM and Clear Street will not be entitled to such fee unless the Company consummates its initial Business Combination.

Deferred Legal Fees

The Company engaged legal counsel to provide legal services, and the legal counsel agreed to defer a portion of its fees. The deferred fee will become payable solely in the event that the Company completes a Business Combination. For the years ended September 30, 2025 and December 31, 2024, the Company recorded deferred legal fees of approximately $0.7 million and $0, in connection with such services, respectively. There can be no assurance that the Company will complete a Business Combination, including the ProCap Business Combination.

COLUMBUS CIRCLE CAPITAL CORP I

NOTES TO CONDENSED FINANCIAL STATEMENTS (UNAUDITED)

SEPTEMBER 30, 2025

PROCAP BTC, LLC [Member]
Commitments and Contingencies

Note 7. Commitments and Contingencies

Business Combination Agreement

On June 23, 2025 (the “Effective Date”), Columbus Circle Capital Corp I, a Cayman Islands exempted company (“CCCM”), ProCap Financial, Inc., a Delaware corporation (“Pubco” or “ProCap Financial”), Crius SPAC Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Pubco (“SPAC Merger Sub”), Crius Merger Sub, LLC, a Delaware limited liability company and a wholly owned subsidiary of Pubco (“Company Merger Sub”), the Company and Inflection Points Inc d/b/a Professional Capital Management, a Delaware corporation (the “Inflection Points”), entered into a business combination agreement (the “Business Combination Agreement” and, together with the Convertible Note Financing (as defined below), the Preferred Equity Investment (as defined below) and other transactions contemplated by the Business Combination Agreement, the “Proposed Transactions”).

PROCAP BTC, LLC.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD FROM JUNE 10, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 7. Commitments and Contingencies (cont.)

Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, (i) at least one business day prior to the closing (the “Closing”) of the Proposed Transactions, CCCM will de-register from the Register of Companies in the Cayman Islands by way of continuation and re-register in the State of Delaware so as to become a Delaware corporation (the “Conversion”), and (ii) upon the Closing, (x) SPAC Merger Sub will merge with and into CCCM, with CCCM continuing as the surviving entity (the “SPAC Merger”), and each outstanding security of CCCM immediately prior to the effective time of the SPAC Merger shall automatically be cancelled in exchange for the right to receive substantially equivalent securities of ProCap Financial, and (y) Company Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity (the “Company Merger,” and together with SPAC Merger, the “Mergers”), and with the members of the Company (the “ProCap Holders”) receiving, in exchange for their membership interests in the Company, shares of common stock, par value $0.001 per share, of ProCap Financial (“Pubco Stock”), including certain adjustment shares of Pubco Stock as described below. As a result of the Business Combination, CCCM and the Company will become wholly-owned subsidiaries of ProCap Financial, and ProCap Financial will become a publicly traded company, all in accordance with applicable law and upon the terms and subject to the conditions set forth in the Business Combination Agreement.

As consideration for the Company Merger, Inflection Points, the holder of all of the common units of the Company (the “Common Units”), will receive a number of shares of Pubco Stock equal to: (i) 10,000,000, plus (ii) fifteen percent (15%) of the Adjustment Shares (as defined below) (such shares, the “Common Merger Consideration Shares”).

As consideration for the Company Merger, holders of the preferred units (the “Preferred Units”) of the Company (the “Preferred Unit Holders”) will receive an aggregate number of shares of Pubco Stock equal to: (i) the product of (A) the number of Preferred Units outstanding immediately prior to the Company Merger multiplied by (B) 1.25 plus (ii) eighty five percent (85%) of the Adjustment Shares (the “Preferred Merger Consideration Shares” and together with the Common Merger Consideration Shares, the “Merger Consideration Shares”). Each Preferred Unit Holder shall receive its pro rata share of the Preferred Merger Consideration Shares, based on the number of Preferred Units owned by such Preferred Unit Holder immediately prior to the Closing.

The “Adjustment Shares” refer to a number of shares of Pubco Stock equal to (i) the product of (A) (I) the quotient obtained by dividing (x) the price of one Bitcoin as determined by the average of the CME CF Bitcoin Reference Rate — New York Variant (the “Reference Rate”) for the ten (10)-day period ending on the third (3rd) business day prior to the Closing Date (the “Closing Bitcoin Price”), subject to a maximum price of $200,000 by (y) the time weighted average price for the period of time during which the Purchased Bitcoin (as defined below) was acquired (the “Signing Bitcoin Price”) (II) minus 1, multiplied by (B) $516.5 million, divided by (ii) $10.00.

the Company agreed to purchase bitcoin using the gross proceeds of the Preferred Equity Investment within fifteen (15) days following the Effective Date (the “Purchased Bitcoin”), and such Purchased Bitcoin shall be placed into a custody account in accordance with a custody agreement by and between the Company and Anchorage Digital Bank, N.A., as custodian.

Non-Competition Agreement

Contemporaneously with the execution and delivery of the Business Combination Agreement, ProCap Financial, CCCM, the Company and Mr. Anthony Pompliano entered into a Non-Competition and Non-Solicitation Agreement, pursuant to which, until the earlier of (i) the date that is eighteen (18) months following the Closing Date and (ii) the date that is six (6) months after such date as Mr. Pompliano ceases to be a Control Person of the Company or ProCap Financial, Mr. Pompliano will not, directly or indirectly, become a Control Person of a public company with a primary portion of its business comprised of pursuing a bitcoin treasury strategy program. For purposes of the Non-Competition Agreement, “Control Person” shall mean (x) the chairman of a board of directors, chief executive officer or president, or (y) the owner of such equity interests or right to acquire equity interests of a Person which entitles the holder thereof to the ability to manage or control such Person.

PROCAP BTC, LLC.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD FROM JUNE 10, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 7. Commitments and Contingencies (cont.)

Voting Agreement

In connection with the execution and delivery of the Business Combination Agreement, CCCM, the Company and Inflection Points have entered into a Voting and Support Agreement (the “Voting Agreement”) pursuant to which as promptly as reasonably practicable, and in any event within two (2) business days following the date on which the Registration Statement is declared effective under the Securities Act, Inflection Points shall duly execute and deliver a written consent pursuant to which Inflection Points shall approve (i) the Business Combination Agreement, the Ancillary Documents to which the Company is a party and the Proposed Transactions, (ii) any amendments to the organizational documents of the Company, to the extent required or advisable in connection with the Proposed Transactions, and (iii) all other actions in support and required in furtherance of the Business Combination Agreement, the Ancillary Documents to which the Company is a party, and the Proposed Transactions.

Services Agreement

In connection with the execution and delivery of the Business Combination Agreement, Inflection Points, an entity under common control, and the Company entered into an Investment Consulting and Marketing Services Agreement (the “Services Agreement”). Pursuant to the Services Agreement, Inflection Points agreed to provide certain services to ProCap Financial. The services shall be provided pursuant to statements of work. The Services Agreement has a term of four (4) years following the Effective Date and will automatically renew for a subsequent one (1) year term, unless either party gives the other party at least sixty (60) days’ prior written notice of non-renewal or otherwise terminates the Services Agreement or any statement of work as set forth therein. In consideration of the Work performed, upon execution of this Agreement, Service Provider shall receive an aggregate of 10,000,000 Common Units of ProCap BTC. Payment for all or part of the Work shall not constitute acceptance. Service Provider may not increase the mutually agreed fee or rate without ProCap BTC’s prior written approval. As of June 30, 2025, theses shares have been issued and are outstanding (see Note 6). These shares were recorded at faire value at date of issuance, which was reported at $0 on the statement of changes in members’ equity.

Preferred Equity Subscription Agreement

In connection with the execution of the Business Combination Agreement, certain “qualified investors” (defined to include “qualified institutional buyers” (“QIBS”), as defined in Rule 144A of the Securities Act, and institutional “accredited investors,” as defined in Rule 501 of Regulation D) (the “Preferred Equity Investors”) each entered into a Preferred Equity Subscription Agreement (collectively, the “Preferred Equity Subscription Agreements”) with CCCM, ProCap Financial and the Company, pursuant to which the Preferred Equity Investors subscribed to purchase an aggregate of 51,650,000 non-voting preferred units of the Company (“Preferred Units”), at a purchase price of $10.00 per unit in a private placement, for an aggregate amount of $516.5 million of such Preferred Units (the “Preferred Equity Investment,”). Additionally, each Preferred Equity Subscriber executed a joinder agreement to that certain Limited Liability Company Operating Agreement of the Company, dated as of June 22, 2025, by and among the Company and the members identified therein (the “LLC Agreement”), pursuant to which each Preferred Equity Subscriber accepted the rights, duties and obligations set forth in the LLC Agreement and became a preferred member of the Company.

As described above, all of the proceeds from the Preferred Equity Investment were used by the Company to the Purchased Bitcoin, which Purchased Bitcoin is held in a custodial account until the Closing, upon which it will be contributed to ProCap Financial. If the Closing does not occur, the Preferred Equity Investors will have the right to receive their respective pro rata portion of the Purchased Bitcoin, or may elect to liquidate their pro rata portion of the Purchased Bitcoin for cash.

Pursuant to the Preferred Equity Subscription Agreements, the Company agreed to use commercially reasonable efforts to cause ProCap Financial to register the Pubco Stock into which the Preferred Units will be converted pursuant to the Business Combination Agreement upon the Closing, on the Registration Statement. To the extent that any such shares of Pubco Stock are unable to be included in the Registration Statement, ProCap Financial agreed to certain customary resale registration rights, including that, within 45 calendar days after the Closing, ProCap Financial will file with the SEC (at ProCap Financial’s sole cost and expense) a registration statement registering the resale of such Pubco Common Stock (the “Resale Registration Statement”), and ProCap Financial shall use its commercially reasonable efforts to have the Resale Registration Statement declared effective as soon as practicable after the filing thereof, but no later than 60 calendar days after the Closing, which may be extended an additional 30 calendar days upon certain circumstances.

PROCAP BTC, LLC.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD FROM JUNE 10, 2025 (INCEPTION) THROUGH JUNE 30, 2025

Note 7. Commitments and Contingencies (cont.)

Convertible Notes Subscription Agreement

In connection with the execution of the Business Combination Agreement, certain qualified investors (the “Convertible Note Investors”) each entered into a subscription agreement (collectively, the “Convertible Note Subscription Agreements”) with the Company, ProCap Financial and CCCM pursuant to which, upon the Closing (the “Issuance Date”), the Convertible Note Investors agreed to purchase convertible notes issued by ProCap Financial (“Convertible Notes”), in an aggregate principal amount of $235 million, for an aggregate purchase price equal to 97% of the aggregate principal amount of the Convertible Notes (the “Convertible Note Financing”). The Convertible Note Financing will be funded and contingent upon the Closing.

The Convertible Notes will have a 130% conversion rate, zero interest rate, maturity of up to 36 months, and will be two (2) times collateralized by cash, cash equivalents and certain bitcoin assets. U.S. Bank National Trust, N.A. will serve as collateral agent and trustee with regard to the Convertible Notes and associated indenture and security arrangements. Proceeds from the Convertible Note Financing are expected to be utilized by ProCap Financial for purposes of acquiring additional bitcoin and for working capital purposes. Prior to the Closing, the parties intend to take actions necessary for the Convertible Notes to have an associated 144A CUSIP number to facilitate the possibility of future post-Closing trading amongst QIBS; however, the Convertible Notes are not expected to otherwise be registered or tradeable.

In addition, ProCap Financial and CCCM shall have the option to increase the number of Convertible Notes available (such notes, the “Upsize Notes”) for purchase after the date set forth in the Convertible Note Subscription Agreement (the “Upsize Option”). ProCap Financial and CCCM may elect to exercise the Upsize Option one time prior to the Closing. In the event that ProCap Financial and CCCM exercise the Upsize Option, each Convertible Note Investor shall have a right of first refusal to purchase its pro rata portion. Each Convertible Note Investor’s pro rata portion will be calculated based on the Convertible Note Investor’s subscription amount relative to the aggregate subscription amount of all of the initial Convertible Note Investors who subscribed upon the Effective Date, on the same terms and conditions as those offered in the Convertible Notes Subscription Agreement.

Note 8. Commitments and Contingencies

Business Combination Agreement

On June 23, 2025 (the “Effective Date”), Columbus Circle Capital Corp I, a Cayman Islands exempted company (“CCCM”), ProCap Financial, Inc., a Delaware corporation (“Pubco” or “ProCap Financial”), Crius SPAC Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Pubco (“SPAC Merger Sub”), Crius Merger Sub, LLC, a Delaware limited liability company and a wholly owned subsidiary of Pubco (“Company Merger Sub”), the Company and Inflection Points Inc d/b/a Professional Capital Management, a Delaware corporation (the “Inflection Points”), entered into a business combination agreement (the “Business Combination Agreement” and, together with the Convertible Note Financing (as defined below), the Preferred Equity Investment (as defined below) and other transactions contemplated by the Business Combination Agreement, the “Proposed Transactions”).

Pursuant to the Business Combination Agreement, and subject to the terms and conditions set forth therein, (i) at least one business day prior to the closing (the “Closing”) of the Proposed Transactions, CCCM will de-register from the Register of Companies in the Cayman Islands by way of continuation and re-register in the State of Delaware so as to become a Delaware corporation (the “Conversion”), and (ii) upon the Closing, (x) SPAC Merger Sub will merge with and into CCCM, with CCCM continuing as the surviving entity (the “SPAC Merger”), and each outstanding security of CCCM immediately prior to the effective time of the SPAC Merger shall automatically be cancelled in exchange for the right to receive substantially equivalent securities of ProCap Financial, and (y) Company Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity (the “Company Merger,” and together with SPAC Merger, the “Mergers”), and with the members of the Company (the “ProCap Holders”) receiving, in exchange for their membership interests in the Company, shares of common stock, par value $0.001 per share, of ProCap Financial (“Pubco Stock”), including certain adjustment shares of Pubco Stock as described below. As a result of the Business Combination, CCCM and the Company will become wholly-owned subsidiaries of ProCap Financial, and ProCap Financial will become a publicly traded company, all in accordance with applicable law and upon the terms and subject to the conditions set forth in the Business Combination Agreement.

As consideration for the Company Merger, Inflection Points, the holder of all of the common units of the Company (the “Common Units”), will receive a number of shares of Pubco Stock equal to: (i) 10,000,000, plus (ii) fifteen percent (15%) of the Adjustment Shares (as defined below) (such shares, the “Common Merger Consideration Shares”).

As consideration for the Company Merger, holders of the preferred units (the “Preferred Units”) of the Company (the “Preferred Unit Holders”) will receive an aggregate number of shares of Pubco Stock equal to: (i) the product of (A) the number of Preferred Units outstanding immediately prior to the Company Merger multiplied by (B) 1.25 plus (ii) eighty five percent (85%) of the Adjustment Shares (the “Preferred Merger Consideration Shares” and together with the Common Merger Consideration Shares, the “Merger Consideration Shares”). Each Preferred Unit Holder shall receive its pro rata share of the Preferred Merger Consideration Shares, based on the number of Preferred Units owned by such Preferred Unit Holder immediately prior to the Closing.

The “Adjustment Shares” refer to a number of shares of Pubco Stock equal to (i) the product of (A) (I) the quotient obtained by dividing (x) the price of one Bitcoin as determined by the average of the CME CF Bitcoin Reference Rate — New York Variant (the “Reference Rate”) for the ten (10)-day period ending on the third (3rd) business day prior to the Closing Date (the “Closing Bitcoin Price”), subject to a maximum price of $200,000 by (y) the time weighted average price for the period of time during which the Purchased Bitcoin (as defined below) was acquired (the “Signing Bitcoin Price”) (II) minus 1, multiplied by (B) $516.5 million, divided by (ii) $10.00.

The Company agreed to purchase bitcoin using the gross proceeds of the Preferred Equity Investment within fifteen (15) days following the Effective Date (the “Purchased Bitcoin”), and such Purchased Bitcoin shall be placed into a custody account in accordance with a custody agreement by and between the Company and Anchorage Digital Bank, N.A., as custodian.

Non-Competition Agreement

Contemporaneously with the execution and delivery of the Business Combination Agreement, ProCap Financial, CCCM, the Company and Mr. Anthony Pompliano entered into a Non-Competition and Non-Solicitation Agreement, pursuant to which, until the earlier of (i) the date that is eighteen (18) months following the Closing Date and (ii) the date that is six (6) months after such date as Mr. Pompliano ceases to be a Control Person of the Company or ProCap Financial, Mr. Pompliano will not, directly or indirectly, become a Control Person of a public company with a primary portion of its business comprised of pursuing a bitcoin treasury strategy program. For purposes of the Non-Competition Agreement, “Control Person” shall mean (x) the chairman of a board of directors, chief executive officer or president, or (y) the owner of such equity interests or right to acquire equity interests of a Person which entitles the holder thereof to the ability to manage or control such Person.

Voting Agreement

In connection with the execution and delivery of the Business Combination Agreement, CCCM, the Company and Inflection Points have entered into a Voting and Support Agreement (the “Voting Agreement”) pursuant to which as promptly as reasonably practicable, and in any event within two (2) business days following the date on which the Registration Statement is declared effective under the Securities Act, Inflection Points shall duly execute and deliver a written consent pursuant to which Inflection Points shall approve (i) the Business Combination Agreement, the Ancillary Documents to which the Company is a party and the Proposed Transactions, (ii) any amendments to the organizational documents of the Company, to the extent required or advisable in connection with the Proposed Transactions, and (iii) all other actions in support and required in furtherance of the Business Combination Agreement, the Ancillary Documents to which the Company is a party, and the Proposed Transactions.

Services Agreement

In connection with the execution and delivery of the Business Combination Agreement, Inflection Points, an entity under common control, and the Company entered into an Investment Consulting and Marketing Services Agreement (the “Services Agreement”). Pursuant to the Services Agreement, Inflection Points agreed to provide certain services to ProCap Financial. The services shall be provided pursuant to statements of work. The Services Agreement has a term of four (4) years following the effective Date and will automatically renew for a subsequent one (1) year term, unless either party gives the other party at least sixty (60) days’ prior written notice of non-renewal or otherwise terminates the Services Agreement or any statement of work as set forth therein. In consideration of the Work performed, upon execution of this Agreement, Service Provider shall receive an aggregate of 10,000,000 Common Units of ProCap BTC. Payment for all or part of the Work shall not constitute acceptance. Service Provider may not increase the mutually agreed fee or rate without ProCap BTC’s prior written approval. As of September 30, 2025, theses shares have been issued and are outstanding (see Note 7). These shares were recorded at faire value at date of issuance, which was reported at $0 on the statement of changes in members’ equity.

Preferred Equity Subscription Agreement

In connection with the execution of the Business Combination Agreement, certain “qualified investors” (defined to include “qualified institutional buyers” (“QIBS”), as defined in Rule 144A of the Securities Act, and institutional “accredited investors,” as defined in Rule 501 of Regulation D) (the “Preferred Equity Investors”) each entered into a Preferred Equity Subscription Agreement (collectively, the “Preferred Equity Subscription Agreements”) with CCCM, ProCap Financial and the Company, pursuant to which the Preferred Equity Investors subscribed to purchase an aggregate of 51,650,000 non-voting preferred units of the Company (“Preferred Units”), at a purchase price of $10.00 per unit in a private placement, for an aggregate amount of $516.5 million of such Preferred Units (the “Preferred Equity Investment,”). Additionally, each Preferred Equity Subscriber executed a joinder agreement to that certain Limited Liability Company Operating Agreement of the Company, dated as of June 22, 2025, by and among the Company and the members identified therein (the “LLC Agreement”), pursuant to which each Preferred Equity Subscriber accepted the rights, duties and obligations set forth in the LLC Agreement and became a preferred member of the Company.

As described above, all of the proceeds from the Preferred Equity Investment were used by the Company to the Purchased Bitcoin, which Purchased Bitcoin is held in a custodial account until the Closing, upon which it will be contributed to ProCap Financial. If the Closing does not occur, the Preferred Equity Investors will have the right to receive their respective pro rata portion of the Purchased Bitcoin, or may elect to liquidate their pro rata portion of the Purchased Bitcoin for cash.

Pursuant to the Preferred Equity Subscription Agreements, the Company agreed to use commercially reasonable efforts to cause ProCap Financial to register the Pubco Stock into which the Preferred Units will be converted pursuant to the Business Combination Agreement upon the Closing, on the Registration Statement. To the extent that any such shares of Pubco Stock are unable to be included in the Registration Statement, ProCap Financial agreed to certain customary resale registration rights, including that, within 45 calendar days after the Closing, ProCap Financial will file with the SEC (at ProCap Financial’s sole cost and expense) a registration statement registering the resale of such Pubco Common Stock (the “Resale Registration Statement”), and ProCap Financial shall use its commercially reasonable efforts to have the Resale Registration Statement declared effective as soon as practicable after the filing thereof, but no later than 60 calendar days after the Closing, which may be extended an additional 30 calendar days upon certain circumstances.

Convertible Notes Subscription Agreement

In connection with the execution of the Business Combination Agreement, certain qualified investors (the “Convertible Note Investors”) each entered into a subscription agreement (collectively, the “Convertible Note Subscription Agreements”) with the Company, ProCap Financial and CCCM pursuant to which, upon the Closing (the “Issuance Date”), the Convertible Note Investors agreed to purchase convertible notes issued by ProCap Financial (“Convertible Notes”), in an aggregate principal amount of $235 million, for an aggregate purchase price equal to 97% of the aggregate principal amount of the Convertible Notes (the “Convertible Note Financing”). The Convertible Note Financing will be funded and contingent upon the Closing.

The Convertible Notes will have a 130% conversion rate, zero interest rate, maturity of up to 36 months, and will be one (1) time collateralized by cash, cash equivalents and two (2) times certain bitcoin assets. U.S. Bank National Trust, N.A. will serve as collateral agent and trustee with regard to the Convertible Notes and associated indenture and security arrangements. Proceeds from the Convertible Note Financing are expected to be utilized by ProCap Financial for purposes of acquiring additional bitcoin and for working capital purposes. Prior to the Closing, the parties intend to take actions necessary for the Convertible Notes to have an associated 144A CUSIP number to facilitate the possibility of future post-Closing trading amongst QIBS; however, the Convertible Notes are not expected to otherwise be registered or tradeable.

In addition, ProCap Financial and CCCM shall have the option to increase the number of Convertible Notes available (such notes, the “Upsize Notes”) for purchase after the date set forth in the Convertible Note Subscription Agreement (the “Upsize Option”). ProCap Financial and CCCM may elect to exercise the Upsize Option one time prior to the Closing. In the event that ProCap Financial and CCCM exercise the Upsize Option, each Convertible Note Investor shall have a right of first refusal to purchase its pro rata portion. Each Convertible Note Investor’s pro rata portion will be calculated based on the Convertible Note Investor’s subscription amount relative to the aggregate subscription amount of all of the initial Convertible Note Investors who subscribed upon the Effective Date, on the same terms and conditions as those offered in the Convertible Notes Subscription Agreement.